                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               dated July 31, 2006


Effective February 14, 2007, in the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to Greg A. Braun as portfolio manager of the Balanced component of the Multi-Managed Portfolios is deleted in its entirety and replaced with the following:

         The fixed income portion of the Balanced component of the Multi-Managed Portfolios is made by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Global Investment Group ("AIGGIG"). Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGGIG. Mr. Petermann joined AIGGIG as a research analyst with the acquisition of American General Investment Management, L.P. ("AGIM") in 2001. He became a Portfolio Manager of high yield bonds for AIGGIG in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGGIG. Mr. Yovanovic joined AIGGIG with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGGIG in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGGIG. Mr. Lindvall joined AIGGIG in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGGIG. Mr. Davis is responsible for trading and portfolio management of AIG's $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGGIG with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM's MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGGIG. Mr. Vanden Assem joined AIGGIG in 2001 and is responsible for the portfolio management of AIGGIG's high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

Effective February 14, 2007, n the section titled "MANAGEMENT," under the heading "Portfolio Management," the following disclosure is added under "AIG Global Investment Corp.":

         In addition to the portfolio managers currently listed in the Prospectus whom are responsible for managing a portion of the Diversified Fixed Income Portfolio (passively managed portion), Messrs. Petermann, Yovanovic, Lindvall, Davis and Vanden Assem are responsible for managing the other portion of the Portfolio's assets that are managed by AIGGIC (the actively managed portion). Please see above for biographies for Messrs. Petermann, Yovanovic, Lindvall, Davis and Vanden Assem.



Date: February 20, 2007

Versions: Version 2, Class 1; and Version 3, Class 2

                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               dated July 31, 2006


Effective February 14, 2007, in the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to Greg A. Braun as portfolio manager of the Balanced component of the Multi-Managed Portfolios and the Strategic Fixed Income Portfolio is deleted in its entirety and replaced with the following:

         The fixed income portion of the Balanced component of the Multi-Managed Portfolios is made by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Global Investment Group ("AIGGIG"). Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGGIG. Mr. Petermann joined AIGGIG as a research analyst with the acquisition of American General Investment Management, L.P. ("AGIM") in 2001. He became a Portfolio Manager of high yield bonds for AIGGIG in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGGIG. Mr. Yovanovic joined AIGGIG with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGGIG in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGGIG. Mr. Lindvall joined AIGGIG in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGGIG. Mr. Davis is responsible for trading and portfolio management of AIG's $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGGIG with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM's MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGGIG. Mr. Vanden Assem joined AIGGIG in 2001 and is responsible for the portfolio management of AIGGIG's high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

         The Strategic Fixed Income Portfolio is managed by a team including Bryan Petermann, John Yovanovic and Tim Lindvall. Each member of the team has portfolio management responsibilities with AIGGIG. Please see above for biographies for Messrs. Petermann, Yovanovic and Lindvall.

Effective February 14, 2007, n the section titled "MANAGEMENT," under the heading "Portfolio Management," the following disclosure is added under "AIG Global Investment Corp.":

         In addition to the portfolio managers currently listed in the Prospectus whom are responsible for managing a portion of the Diversified Fixed Income Portfolio (passively managed portion), Messrs. Petermann, Yovanovic, Lindvall, Davis and Vanden Assem are responsible for managing the other portion of the Portfolio's assets that are managed by AIGGIC (the actively managed portion). Please see above for biographies for Messrs. Petermann, Yovanovic, Lindvall, Davis and Vanden Assem.



Date: February 20, 2007

Versions: Version 4, Class 3; and Combined Master

                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               dated July 31, 2006


Effective February 14, 2007, in the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to Greg A. Braun as portfolio manager of the Balanced component of the Multi-Managed Portfolios is deleted in its entirety and replaced with the following:

         The fixed income portion of the Balanced component of the Multi-Managed Portfolios is made by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Global Investment Group ("AIGGIG"). Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGGIG. Mr. Petermann joined AIGGIG as a research analyst with the acquisition of American General Investment Management, L.P. ("AGIM") in 2001. He became a Portfolio Manager of high yield bonds for AIGGIG in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGGIG. Mr. Yovanovic joined AIGGIG with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGGIG in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGGIG. Mr. Lindvall joined AIGGIG in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGGIG. Mr. Davis is responsible for trading and portfolio management of AIG's $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGGIG with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM's MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGGIG. Mr. Vanden Assem joined AIGGIG in 2001 and is responsible for the portfolio management of AIGGIG's high grade total rate of return portfolios, long/short portfolios and affiliated accounts.



Date: February 20, 2007

Versions: Version 1, Class 1